Debt And Other Long-Term Liabilities (Schedule Of Additional Information Of Convertible Debt) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Convertible Debt [Roll Forward]
Amortization of discount	$ 1,111	$ 1,764	$ 2,774	$ 3,481
Outstanding December 31, 2012 - Net			172,810
Outstanding June 30, 2013 - Net	51,105		51,105
Convertible Debt [Member]
Convertible Debt [Roll Forward]
Outstanding December 31, 2012 - Principal			184,983
Early extinguishments - Principal			(131,248)
Outstanding June 30, 2013 - Principal	53,735		53,735
Outstanding December 31, 2012 -Debt instrument, unamortized discount			(12,173)
Early extinguishments - Discount			6,769
Amortization of discount	1,111	1,764	2,774	3,481
Outstanding June 30, 2013 -Debt instrument, unamortized discount	(2,630)		(2,630)
Outstanding December 31, 2012 - Net			172,810
Early extinguishments - Net			(124,479)
Amortization of debt discount			2,774
Outstanding June 30, 2013 - Net	$ 51,105		$ 51,105